SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	May 24, 2024 USD ($)	May 21, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 29, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of shares issued (in shares) | shares		72.0
Share price (in dollars per share) | $ / shares		$ 4.17
Gross proceeds from issuing shares		$ 300.2
Net proceeds from issuance of shares	$ 287.5				$ 287.5	$ 0.0
Equity issuance transaction costs	$ 12.7
Number of flow through common shares issued | shares			1.9	1.9
Flow through common shares price (in dollars per share) | $ / shares				$ 4.20
Net proceeds of flow through common shares			$ 5.9	$ 8.0
Premium			1.2
Total flow through common shares value			$ 4.7
Remaining unspent amount					0.6
Amortization gains					$ 1.1